CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
(Loss)/ Profit for the year	$ (58,845,253)	$ 7,288,983	$ 20,174,599
Adjustments to reconcile profit to net cash flows
Income tax	1,273,616	3,778,615	(1,068,652)
Financial results	55,335,675	34,785,325	35,078,018
Depreciation of property, plant and equipment	5,990,809	5,763,249	4,833,274
Amortization of intangible assets	11,154,731	12,113,107	10,991,433
Depreciation of leased assets	5,036,703	3,418,956	3,565,894
Transactional expenses	3,992,662	1,119,525	4,183,916
Share-based incentive and stock options	4,386,688	14,134,885	3,415,108
Share of profit or loss of joint ventures and associates	1,126,312	(4,049,508)	(1,198,628)
Loss of participation in joint ventures and associates			133,079
Gain from a bargain purchase		(1,032,327)
Provisions for contingencies	335,773	367,126	221,008
Allowance for impairment of trade debtors	7,123,716	753,428	1,327,385
Allowance for obsolescence	1,547,723	586,515	1,066,777
Initial recognition and changes in the fair value of biological assets	(1,764,863)	45,746	(610,554)
Changes in the net realizable value of agricultural products after harvest	1,541,204	2,385,069	4,351,433
Gain on sale of equipment and intangible assets	(7,751,311)	(125,464)	(74,593)
Working capital adjustments
Trade receivables	25,499,217	(46,681,153)	(56,867,123)
Other receivables	(916,362)	(4,967,150)	(11,475,717)
Income and minimum presumed income taxes	(6,997,089)	4,782,508	(16,154,083)
Inventories and biological assets	34,910,189	14,176,656	(11,066,489)
Trade and other payables	(32,039,367)	14,234,092	(4,501,398)
Employee benefits and social security	(1,166,946)	(2,289,095)	1,258,673
Deferred revenue and advances from customers	(128,698)	(21,087,704)	13,322,769
Income taxes paid		(853,299)	(4,072,347)
Interest collected	120,568	2,747,398	5,378,413
Inflation effects on working capital adjustments	139,914	321,103	376,597
Net cash flows generated by operating activities	49,905,611	41,716,586	2,588,792
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	390,381	336,726	137,357
Net cash received from business combination		37,508	4,373,265
Proceeds from financial assets	19,270,288	888,140	1,316,980
Investment in financial assets	(11,182,107)	(7,208,218)	(8,990,083)
Purchase of property, plant and equipment	(5,642,162)	(9,789,574)	(11,360,469)
Capitalized development expenditures	(8,614,448)	(11,855,766)	(10,753,047)
Purchase of intangible assets	(350,843)	(1,137,071)	(449,673)
Net cash flows used by investing activities	(6,128,891)	(28,728,255)	(25,725,670)
FINANCING ACTIVITIES
Proceeds from borrowings	266,390,032	135,818,247	79,817,888
Repayment of borrowings and financed payments	(288,454,302)	(112,614,437)	(16,744,956)
Interest payments	(18,932,563)	(24,724,436)	(18,046,961)
Other financial payments	(3,208,933)	(2,746,945)	(4,767,378)
Purchase of own shares	(926,899)	(734,388)	(2,996,947)
Leased assets payments	(5,501,387)	(4,879,108)	(3,855,517)
Cash dividend distributed by subsidiary	(72,051)	(174,800)	(452,129)
Net cash flows (used by)/ generated by financing activities	(50,706,103)	(10,055,867)	32,954,000
Net (decrease)/ increase in cash and cash equivalents	(6,929,383)	2,932,464	9,817,122
Inflation effects on cash and cash equivalents	2,557	(31,918)	(101,767)
Cash and cash equivalents as of beginning of the year	44,473,270	48,129,194	33,475,266
Effect of exchange rate changes on cash and equivalents	(4,851,365)	(6,556,470)	4,938,573
Cash and cash equivalents as of the end of the year	$ 32,695,079	$ 44,473,270	$ 48,129,194